Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
EQUITY INCENTIVE PLAN
17.	Equity INCENTIVE PLAN

On October 15, 2020, the Company’s Tattooed Chef, Inc. 2020 Incentive Plan (the “Plan”) became effective and permits the granting of equity awards of up to 5,200,000 common shares to executives, employees and non-employee directors, with the maximum number of common shares to be granted in a single fiscal year, when taken together with any cash fees paid to the non-employee director during that year in respect of his or her service as a non-employee director, not exceeding $100,000 in total value to any non-employee director. Awards available for grant under the Plan include Incentive Stock Options, Nonqualified Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Other Share-based Awards, Other Cash-based Awards and Dividend Equivalents. Shares issued under the Plan may be newly issued shares or reissued treasury shares.

Options maybe granted at a price per share not less than 100% of the fair market value at the date of grant. Options granted generally vest over a period of three to five years, subject to the grantee’s continued service with the Company through the scheduled vested date and expire no later than 10 years from the grant date.

Stock Options

Stock options under the Plan are generally granted with a strike price equal to 100% of the fair market value of the stock on the date of grant, with a three-year vesting period and a grant life of 10 years. The strike price may be higher than the fair value of the stock on the date of the grant but cannot be lower.

The table below summarizes the share-based activity in the Plan:

	Number of Awards Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (Years)	Intrinsic Value (in thousands)
Balance at December 31, 2019	—	—	—	—
Granted	756,300	$24.69	10.00	—
Cancelled and forfeited	—	—	—	—
Exercised	—	—	—	—
Balance at December 31, 2020	756,300	$24.69	9.98	$—
Exercisable at December 31, 2020	—	$—	—	$—

There were no options exercised during the year ended December 31, 2020.

Compensation expense is recorded on a straight-line basis over the vesting period, which is the requisite service period, beginning on the grant date. The compensation expense is based on the fair value of each option grant using the Black-Scholes option pricing model. As of December 31, 2020, the Company had stock-based compensation of $5.65 million related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of approximately three years.

The fair value of each option grant was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Equity volatility	25.89%
Risk-free interest rate	0.67%
Expected term (in years)	8
Expected dividend	-

Expected term—This represents the weighted-average period the stock options are expected to remain outstanding based upon expected exercise and expected post-vesting termination.

Risk-free interest rate—The assumption is based upon the observed U.S. treasury rate appropriate for the expected life of the employee stock options.

Expected volatility—The expected volatility assumption is based upon the weighted-average historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant based on the contractual term of the awards, adjusted for activity which is not expected to occur in the future. Dividend yield—The dividend yield assumption is based on our history and expectation of dividend payouts.

Any option granted under the Plan may include tandem Stock Appreciation Rights (“SAR”). SAR may also be awarded to eligible persons independent of any option. The strike price for common share for each SAR shall not be less than 100% of the fair value of the shares determined as of the date of grant.

Restricted Stock and Restricted Stock Units

Restricted Stock Units (“RSUs”) are convertible into shares of Company common stock upon vesting on a one-to-one basis. Restricted stock has the same rights as other issued and outstanding shares of Company common stock except they are not entitled to dividends until the awards vest. Restrictions also limit the sale or transfer of the same during the vesting period. Any unvested portion of the Restricted Stock and RSUs shall be terminated and forfeited upon termination of employment or service of the grantee.

Director restricted stock activity under the Plan for the year ended December 31, 2020 is as follows:

	Employee Director Awards		Non-Employee Director Awards
	Number of Shares	Weighted- Average Fair Value	Number of Shares	Weighted- Average Fair Value
Balance at December 31, 2019	—	$—	—	$—
Granted	4,935	20.26	39,480	20.26
Vested	(4,935)	20.26	(39,480)	20.26
Forfeited	—	—	—	—
Non-vested restricted stock at December 31, 2020	—	$—	—	$—

Non-director employee and consultant restricted stock activity under the Plan for the year ended December 31, 2020 is as follows:

	Employee Awards		Consultant (Non-Employee) Awards
	Number of Shares	Weighted- Average Fair Value	Number of Shares	Weighted- Average Fair Value
Balance at December 31, 2019	—	$—	—	$—
Granted	400,000	24.28	200,000	24.69
Vested	—	—	(100,000)	24.69
Forfeited	—	—	—	—
Non-vested restricted stock at December 31, 2020	400,000	$24.28	100,000	$24.69

The fair value of non-employee performance shares vested for the year ended December 31, 2020 was approximately $2.47 million. The fair value of employee restricted stock awards vested was approximately $0.10 million for the year ended December 31, 2020. The fair value of non-employee restricted stock awards vested was approximately $0.80 million for the year ended December 31, 2020.

As of December 31, 2020, unrecognized compensation costs related to the employee restricted stock awards was $9.64 million and is expected to be recognized over the weighted average period of four years.

In addition, non-employee consultant share-based compensation expense for the year ended December 31, 2020 was approximately $2.47 million. The amount recognized vested immediately and had no restrictions or performance conditions. The non-employee consultant’s remaining restricted stock awards contain a performance condition and were not probable of vesting as of December 31, 2020.

Employee Performance Shares and Performance Units

This award may be granted to certain executive officers of the Company and vest if the performance goals and/or other vesting criteria as stated in the relevant Award Agreement are achieved or the awards otherwise vest, which generally is for a period of three to five years from the grant date. Vesting of this award applies if the grantee remains employed by the Company through the applicable vesting date.

The fair value of the award is equal to the average market price of the Company’s common stock at the grant date, adjusted for dividends over the vesting period. Compensation expense is recorded ratably over the period beginning on the grant date until the shares become unrestricted based on the amount of the award that is expected to be earned, adjusted each reporting period based on current information.

Under the Plan, an executive of the Company was granted restricted stock of 300,000 shares of the Company’s common stock (included within the restricted stock grants described above), to be vested 60,000 shares on each anniversary of the closing of the Transaction, provided certain target share prices are met, and conditioned on his continued employment with the Company. If the applicable target share price is not met, the 60,000 shares eligible for vesting will carry over and will be eligible for vesting in the full amount in the following vesting period. Any unvested shares will continue to carry over into the next vesting period. Any unvested shares as of October 15, 2025 will be forfeited.